Commitments and Contingencies (Details Narrative) - USD ($)							3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 27, 2020	Oct. 27, 2020	Apr. 14, 2020	Apr. 14, 2020	Feb. 12, 2020	Jul. 15, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 15, 2020	Jan. 02, 2019
Operating lease, liability							$ 534,819				$ 534,819		$ 754,427
Right of use assets - operating leases, net							$ 505,933				505,933		732,100
Operating cash outflows relating to operating lease liabilities								$ 71,090			219,608
Operating lease expense								72,349			$ 226,167
Operating lease, weighted average remaining lease term							3 years 8 months 12 days				3 years 8 months 12 days
Operating lease, weighted average discount rate, percent							4.50%				4.50%
Operating leases, rent expense								116,183		$ 128,256	$ 332,492	$ 410,759	451,711	343,253
Rental income							$ 25,704	$ 25,704	$ 25,704	$ 25,704	$ 77,111	$ 77,111	$ 102,815	$ 102,815
Legal settlement amount						$ 1,100
Subsequent Event [Member]
Loss contingency damages sought, value	$ 8,000,000	$ 8,000,000
Oceanside Traders, LLC [Member]
Legal settlement amount			$ 443,383
Settlement costs			284,249	$ 284,249
Oceanside Traders, LLC [Member] | Subsequent Event [Member]
Legal settlement amount				443,383
Settlement costs															$ 190,105
Oceanside Traders, LLC [Member] | Plaintiff for Goods Sold [Member]
Legal settlement amount			141,007
Oceanside Traders, LLC [Member] | Plaintiff for Goods Sold [Member] | Subsequent Event [Member]
Legal settlement amount				141,007
Oceanside Traders, LLC [Member] | Overpayments [Member]
Legal settlement amount			138,180
Oceanside Traders, LLC [Member] | Overpayments [Member] | Subsequent Event [Member]
Legal settlement amount				138,180
Oceanside Traders, LLC [Member] | Lost Profits [Member]
Legal settlement amount			$ 279,187
Oceanside Traders, LLC [Member] | Lost Profits [Member] | Subsequent Event [Member]
Legal settlement amount				$ 279,187
Rosenberg Fortuna & Laitman LLP [Member]
Legal settlement amount					$ 50,000
Settlement costs					50,000
Rosenberg Fortuna & Laitman LLP [Member] | Subsequent Event [Member]
Legal settlement amount					50,000
Settlement costs					$ 50,000